Borrowings - Schedule of Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Borrowings [Abstract]
Current portion of long-term bank borrowings		$ 44,232
Total borrowings		$ 44,232